THE DISCIPLINED GROWTH INVESTORS FUND
PORTFOLIO OF INVESTMENTS
July 31, 2023 (UNAUDITED)

		Value
	Shares	(Note 2)
COMMON STOCKS (74.45%)
COMMUNICATIONS (0.35%)
Media (0.35%)
Take-Two Interactive Software, Inc. (a)	10,307	$1,576,352

TOTAL COMMUNICATIONS		1,576,352

CONSUMER DISCRETIONARY (9.46%)
Consumer Discretionary Products (5.38%)
Gentex Corp.	364,993	12,256,465
Gentherm, Inc. (a)	44,592	2,665,264
LGI Homes, Inc. (a)	36,608	5,079,360
Under Armour, Inc. , Class A(a)	481,185	3,878,351
		23,879,440

Consumer Discretionary Services (2.16%)
Royal Caribbean Cruises, Ltd. (a)	66,379	7,242,613
Strategic Education, Inc.	30,941	2,323,669
		9,566,282

Retail & Whsle - Discretionary (1.92%)
Floor & Decor Holdings, Inc. , Class A(a)	47,850	5,495,572
Sleep Number Corp. (a)	97,775	2,707,390
Stitch Fix, Inc. , Class A(a)	61,797	315,783
		8,518,745

TOTAL CONSUMER DISCRETIONARY		41,964,467

ENERGY (4.68%)
Oil & Gas (4.68%)
Core Laboratories, Inc.	32,086	833,915
Coterra Energy, Inc.	369,898	10,186,991
Southwestern Energy Co. (a)	1,502,120	9,733,738
		20,754,644

TOTAL ENERGY		20,754,644

HEALTH CARE (5.24%)
Health Care (5.24%)
Align Technology, Inc. (a)	31,106	11,754,647
Intuitive Surgical, Inc. (a)	27,198	8,823,031
Myriad Genetics, Inc. (a)	118,983	2,659,270
		23,236,948

TOTAL HEALTH CARE		23,236,948

INDUSTRIALS (10.40%)
Industrial Products (6.45%)
Cognex Corp.	184,842	10,096,070
Generac Holdings, Inc.	14,409	2,214,663
Graco, Inc.	43,627	3,460,930
Proto Labs, Inc. (a)	114,895	3,808,769
Snap-on, Inc.	33,220	9,050,457
		28,630,889

		Value
	Shares	(Note 2)
INDUSTRIALS (continued)
Industrial Services (3.95%)
Alarm.com Holdings, Inc. (a)	130,959	$7,230,246
Landstar System, Inc.	38,408	7,819,485
MSC Industrial Direct Co., Inc. , Class A	24,416	2,464,063
		17,513,794

TOTAL INDUSTRIALS		46,144,683

TECHNOLOGY (44.32%)
Software & Tech Services (6.71%)
Akamai Technologies, Inc. (a)	120,915	11,426,467
Autodesk, Inc. (a)	36,898	7,822,007
Intuit, Inc.	19,045	9,745,327
Paychex, Inc.	6,435	807,399
		29,801,200

Tech Hardware & Semiconductors (37.61%)
Arista Networks, Inc. (a)	60,429	9,371,934
Dolby Laboratories, Inc. , Class A	112,722	9,988,296
Garmin, Ltd.	87,849	9,302,331
InterDigital, Inc.	44,825	4,154,829
IPG Photonics Corp.	37,541	4,934,764
Microchip Technology, Inc.	165,404	15,538,052
Plexus Corp. (a)	138,441	13,635,054
Power Integrations, Inc.	155,027	15,059,323
Pure Storage, Inc. , Class A(a)	393,310	14,548,537
Semtech Corp. (a)	45,212	1,320,190
Super Micro Computer, Inc. (a)	193,792	64,003,684
Viasat, Inc. (a)	162,490	5,027,441
		166,884,435

TOTAL TECHNOLOGY		196,685,635

TOTAL COMMON STOCKS
(Cost $200,403,828)		$330,362,729

	Principal Amount	Value (Note 2)
CORPORATE BONDS (19.47%)
COMMUNICATIONS (1.01%)
Cable & Satellite (0.26%)
Comcast Corp.
4.150% 10/15/2028	$1,181,000	$1,143,285

Entertainment Content (0.24%)
Paramount Global
7.875% 07/30/2030	1,012,000	1,066,796

Wireless Telecommunications Services (0.51%)
AT&T, Inc.
4.350% 03/01/2029	1,166,000	1,110,782
Verizon Communications, Inc.
4.329% 09/21/2028	1,191,000	1,144,442
		2,255,224

TOTAL COMMUNICATIONS		4,465,305

CONSUMER DISCRETIONARY (1.96%)
Airlines (0.26%)
Southwest Airlines Co.
3.450% 11/16/2027	1,240,000	1,148,518

	Principal Amount	Value (Note 2)
CONSUMER DISCRETIONARY (continued)
Automobiles Manufacturing (0.24%)
General Motors Co.
5.400% 10/15/2029	$1,100,000	$1,084,526

Consumer Services (0.26%)
Cintas Corp. No 2
3.700% 04/01/2027	1,181,000	1,139,337

Restaurants (0.50%)
McDonald's Corp., Series MTN
6.300% 03/01/2038	977,000	1,075,514
Starbucks Corp.
4.000% 11/15/2028	1,190,000	1,148,092
		2,223,606

Retail - Consumer Discretionary (0.70%)
Advance Auto Parts, Inc.
3.900% 04/15/2030	1,100,000	960,596
Amazon.com, Inc.
5.200% 12/03/2025	1,035,000	1,040,182
Lowe's Cos., Inc.
3.650% 04/05/2029	1,201,000	1,119,708

TOTAL CONSUMER DISCRETIONARY		8,716,473

CONSUMER STAPLES (0.71%)
Food & Beverage (0.47%)
Hormel Foods Corp.
1.700% 06/03/2028	1,135,000	988,108
Tyson Foods, Inc.
3.900% 09/28/2023	1,090,000	1,086,918
		2,075,026

Mass Merchants (0.24%)
Costco Wholesale Corp.
1.600% 04/20/2030	1,280,000	1,063,117

TOTAL CONSUMER STAPLES		3,138,143

ENERGY (1.99%)
Exploration & Production (0.24%)
ConocoPhillips Co.
3.350% 05/15/2025	1,100,000	1,057,483

Integrated Oils (0.24%)
BP Capital Markets America, Inc.
4.893% 09/11/2033	1,100,000	1,087,526

Pipeline (1.26%)
El Paso Natural Gas Co. LLC
7.500% 11/15/2026	1,000,000	1,068,404
Energy Transfer LP
5.250% 04/15/2029	1,188,000	1,178,180
Enterprise Products Operating LLC
3.125% 07/31/2029	1,231,000	1,109,680
MPLX LP
2.650% 08/15/2030	1,328,000	1,116,564
ONEOK, Inc.
6.875% 09/30/2028	1,059,000	1,102,915
		5,575,743

	Principal Amount	Value (Note 2)
ENERGY (continued)
Refining & Marketing (0.25%)
Phillips 66
2.150% 12/15/2030	$1,353,000	$1,106,795

TOTAL ENERGY		8,827,547

FINANCIALS (3.71%)
Banks (0.97%)
Regions Financial Corp.
1.800% 08/12/2028	1,360,000	1,135,035
Truist Financial Corp., Series MTN
3.875% 03/19/2029	1,171,000	1,057,531
US Bancorp, Series DMTN
3.000% 07/30/2029	1,232,000	1,060,599
Wachovia Corp.
7.574% 08/01/2026	992,000	1,037,594
		4,290,759

Commercial Finance (0.25%)
GATX Corp.
4.700% 04/01/2029	1,186,000	1,136,437

Consumer Finance (0.50%)
American Express Co.
3.300% 05/03/2027	1,172,000	1,098,645
Capital One Financial Corp.
4.200% 10/29/2025	1,150,000	1,107,632
		2,206,277

Diversified Banks (0.74%)
Bank of America Corp., Series L
4.183% 11/25/2027	1,108,000	1,057,668
Citigroup, Inc.
4.125% 07/25/2028	1,230,000	1,158,641
JPMorgan Chase & Co.
4.125% 12/15/2026	1,097,000	1,056,970
		3,273,279

Financial Services (0.50%)
Morgan Stanley
5.000% 11/24/2025	1,030,000	1,017,973
Northern Trust Corp.
3.375% 05/08/2032	1,345,000	1,212,614
		2,230,587

Life Insurance (0.25%)
Principal Financial Group, Inc.
3.100% 11/15/2026	1,197,000	1,111,567

Real Estate (0.50%)
Simon Property Group LP
2.450% 09/13/2029	1,291,000	1,097,044
Welltower OP LLC
4.125% 03/15/2029	1,199,000	1,120,143
		2,217,187

TOTAL FINANCIALS		16,466,093

HEALTH CARE (1.23%)
Health Care Facilities & Services (0.24%)
CVS Health Corp.
3.250% 08/15/2029	1,217,000	1,095,351

	Principal Amount	Value (Note 2)
HEALTH CARE (continued)
Managed Care (0.26%)
Elevance Health, Inc.
3.650% 12/01/2027	$1,205,000	$1,143,583

Pharmaceuticals (0.73%)
AbbVie, Inc.
4.250% 11/14/2028	1,131,000	1,098,946
Astrazeneca Finance LLC
1.750% 05/28/2028	1,228,000	1,068,460
Bristol-Myers Squibb Co.
6.800% 11/15/2026	1,000,000	1,059,783
		3,227,189

TOTAL HEALTH CARE		5,466,123

INDUSTRIALS (2.63%)
Aerospace & Defense (0.75%)
General Dynamics Corp.
3.500% 05/15/2025	1,100,000	1,069,669
Northrop Grumman Corp.
4.400% 05/01/2030	1,220,000	1,185,083
RTX Corp.
7.500% 09/15/2029	967,000	1,089,173
		3,343,925

Engineering & Construction (0.16%)
Fluor Corp.
4.250% 09/15/2028	747,000	699,278

Industrial Other (0.27%)
Emerson Electric Co.
2.000% 12/21/2028	1,370,000	1,192,699

Railroad (0.49%)
CSX Corp.
3.400% 08/01/2024	1,120,000	1,096,122
Union Pacific Corp.
2.400% 02/05/2030	1,240,000	1,074,682
		2,170,804

Transportation & Logistics (0.48%)
FedEx Corp.
2.400% 05/15/2031	1,318,000	1,100,857
United Parcel Service, Inc.
6.200% 01/15/2038	945,000	1,059,140
		2,159,997

Waste & Environment Services & Equipment (0.48%)
Republic Services, Inc.
2.300% 03/01/2030	1,265,000	1,080,648
Waste Management, Inc.
7.000% 07/15/2028	950,000	1,035,502
		2,116,150

TOTAL INDUSTRIALS		11,682,853

MATERIALS (0.25%)
Chemicals (0.25%)
Dow Chemical Co.
7.375% 11/01/2029	970,000	1,076,914

	Principal Amount	Value (Note 2)
MATERIALS (continued)
Chemicals (continued)
DuPont de Nemours, Inc.
4.725% 11/15/2028	$14,000	$13,892
		1,090,806

TOTAL MATERIALS		1,090,806

TECHNOLOGY (0.25%)
Hardware (0.25%)
Hewlett Packard Enterprise Co.
4.450% 10/02/2023	1,090,000	1,087,676

TOTAL TECHNOLOGY		1,087,676

UTILITIES (5.73%)
Utilities (5.73%)
Ameren Corp.
1.750% 03/15/2028	1,253,000	1,087,703
Appalachian Power Co., Series AA
2.700% 04/01/2031	1,270,000	1,065,629
Arizona Public Service Co.
2.600% 08/15/2029	1,286,000	1,118,338
Black Hills Corp.
3.050% 10/15/2029	1,260,000	1,089,275
CenterPoint Energy, Inc.
4.250% 11/01/2028	1,197,000	1,121,599
CMS Energy Corp.
3.450% 08/15/2027	1,190,000	1,113,179
Commonwealth Edison Co., Series 122
2.950% 08/15/2027	1,200,000	1,114,794
DTE Electric Co.
6.350% 10/15/2032	1,020,000	1,085,464
Duke Energy Corp.
3.400% 06/15/2029	1,269,000	1,152,455
Eastern Energy Gas Holdings LLC, Series B
3.000% 11/15/2029	936,000	802,079
National Rural Utilities Cooperative Finance Corp.
3.400% 02/07/2028	1,160,000	1,083,656
Nevada Power Co., Series N
6.650% 04/01/2036	1,330,000	1,432,695
NextEra Energy Capital Holdings, Inc.
3.500% 04/01/2029	1,204,000	1,109,329
NiSource, Inc.
2.950% 09/01/2029	1,322,000	1,176,469
Oncor Electric Delivery Co. LLC
3.700% 11/15/2028	1,174,000	1,117,245
PPL Electric Utilities Corp.
6.450% 08/15/2037	960,000	1,025,151
Public Service Electric and Gas Co.
3.200% 05/15/2029	1,249,000	1,124,086
Puget Energy, Inc.
4.100% 06/15/2030	1,267,000	1,147,824
Southern Co., Series 21-B
1.750% 03/15/2028	1,255,000	1,076,534
Tampa Electric Co.
3.875% 07/12/2024	1,120,000	1,102,057
WEC Energy Group, Inc.
4.750% 01/15/2028	1,100,000	1,082,878
Wisconsin Power and Light Co.
3.050% 10/15/2027	1,200,000	1,119,765

	Principal Amount	Value (Note 2)
UTILITIES (continued)
Utilities (continued)
Xcel Energy, Inc.
2.600% 12/01/2029	$1,275,000	$1,097,832
		25,446,036

TOTAL UTILITIES		25,446,036

TOTAL CORPORATE BONDS
(Cost $92,896,034)		$86,387,055

FOREIGN CORPORATE BONDS (1.99%)
ENERGY (0.72%)
Exploration & Production (0.24%)
Canadian Natural Resources, Ltd.
3.850% 06/01/2027	1,116,000	1,058,413

Pipeline (0.48%)
Enbridge, Inc.
5.700% 03/08/2033	1,070,000	1,085,213
TransCanada PipeLines, Ltd.
7.250% 08/15/2038	940,000	1,063,605
		2,148,818

TOTAL ENERGY		3,207,231

FINANCIALS (0.75%)
Diversified Banks (0.75%)
Bank of Nova Scotia
4.750% 02/02/2026	1,100,000	1,085,836
Royal Bank of Canada, Series GMTN
4.650% 01/27/2026	1,081,000	1,061,139
Toronto-Dominion Bank
1.200% 06/03/2026	1,340,000	1,193,877

TOTAL FINANCIALS		3,340,852

HEALTH CARE (0.27%)
Pharmaceuticals (0.27%)
Pfizer Investment Enterprises Pte, Ltd.
4.450% 05/19/2028	1,220,000	1,199,728

TOTAL HEALTH CARE		1,199,728

MATERIALS (0.25%)
Metals & Mining (0.25%)
BHP Billiton Finance USA, Ltd.
4.750% 02/28/2028	1,100,000	1,096,946

TOTAL MATERIALS		1,096,946

TOTAL FOREIGN CORPORATE BONDS
(Cost $9,246,606)		$8,844,757

GOVERNMENT & AGENCY OBLIGATIONS (3.16%)
U.S. Treasury Bonds
2.875% 08/15/2028	290,000	272,923

	Principal Amount	Value (Note 2)
GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Treasury Notes
0.250% 06/15/2024	$6,000,000	$5,740,791
0.250% 08/31/2025	3,500,000	3,185,205
0.375% 10/31/2023	1,070,000	1,056,972
2.750% 08/31/2023	240,000	239,482
4.125% 06/15/2026	670,000	662,881
4.250% 05/31/2025	670,000	661,612
4.500% 11/15/2025	2,200,000	2,187,496

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $14,074,702)		$14,007,362

				Value
	Yield		Shares	(Note 2)
SHORT TERM INVESTMENTS (0.40%)
MONEY MARKET FUND (0.40%)
First American Treasury Obligations Fund, 12/31/2049	5.140	%(b)	1,787,938	1,787,938

TOTAL SHORT TERM INVESTMENTS
(Cost $1,787,938)				$1,787,938

TOTAL INVESTMENTS (99.47%)
(Cost $318,409,108)				$441,389,841

Other Assets In Excess Of Liabilities (0.53%)				2,355,658

NET ASSETS (100.00%)				$443,745,499

(a)	Non-Income Producing Security.
(b)	Represents the 7-day yield.

Common Abbreviations:
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments

July 31, 2023 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Portfolio of Investments. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded Foreign Government Debt securities and Foreign Corporate Bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments

July 31, 2023 (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed Disciplined Growth Investors, Inc. (the "Adviser") to serve as the Valuation Designee to perform fair value determinations for investments in the Fund. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments

July 31, 2023 (Unaudited)

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of July 31, 2023:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$330,362,729	$–	$–	$330,362,729
Corporate Bonds(a)	–	86,387,055	–	86,387,055
Foreign Corporate Bonds(a)	–	8,844,757	–	8,844,757
Government & Agency Obligations	–	14,007,362	–	14,007,362
Short Term Investments	1,787,938	–	–	1,787,938
TOTAL	$332,150,667	$109,239,174	$–	$441,389,841

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

For the three months ended July 31, 2023, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.